Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Commissions, related party	$ 240,976	$ 180,828
Vessel operating expenses, related party	117,705	121,166
Other general and administrative expenses, related party	$ 1,000,000	$ 1,000,000